Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of lease investment and net lease investment
(c) As of December 31, 2018 and 2019, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2018		2019
Less than 1 year	￦	57,820	237
1 year - 3 years		49,678	46,161
Undiscounted lease payments		107,498	46,398
Unrealized interest income		(4,138)	(2,452)

Present value of minimum lease payment	￦	103,360	43,946